FINANCE ITEMS (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of finance items [Abstract]
Schedule of Finance Items Consist

Finance items consist of:

	Year ended March 31,
Finance income	2020	2019
Interest income	$4,023	$3,476

	Year ended March 31,
Finance costs	2020	2019
Interest on bank loan	$45	$152
Interest on lease obligation	112	-
Loss on disposal of bonds	1,494	-
Unwinding of discount of environmental rehabilitation provision	422	479
	$2,073	$631